Grant Date Fair Value of Equity Awards Estimated Using Black-Scholes Option Pricing Model (Detail) (CNY)	1 Months Ended
	Feb. 06, 2012	Nov. 18, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.75%	0.26%
Dividend yield	2.00%	0.60%
Expected volatility range	51.64%	53.12%
Weighted average expected life	5 years	1 year
Estimated forfeiture rate
Fair value of the Company's ordinary shares	3.25